Consolidated Balance Sheets (USD $)	Mar. 31, 2013	Mar. 31, 2012
Current Assets
Cash	$ 56,563	$ 4,417
Amounts receivable	340
Prepaid expenses and deposits	4,500
Total Current Assets	61,403	4,417
Mineral property costs	26,374
Total Assets	87,777	4,417
Current Liabilities
Due to related parties (Note 4)	308,666	246,666
Total Liabilities	308,666	246,666
Stockholders' Deficit
Common stock, 100,000,000 shares authorized, $0.001 par value 12,825,000 and 8,000,000 share issued and outstanding, respectively	12,825	8,000
Additional paid in capital	477,675
Deferred compensation (Note 5)	(318,791)
Deficit accumulated during the development stage	(392,598)	(250,249)
Total Stockholders' Deficit	(220,889)	(242,249)
Total Liabilities and Stockholders' Deficit	$ 87,777	$ 4,417